Fixed and Pledged Deposits - Disclosure In Tabular Form Of Fixed And Pledged Deposits (Detail) - SGD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fixed And Pledged Deposits [Abstract]
Fixed deposits		$ 6,551
Pledged deposits	$ 597	584
Bank debt instruments held	597	7,135
Current		6,551
Non- Current	$ 597	$ 584